Amounts Due to Related Parties (Details Narrative) - Creek Road Miners Inc [Member] - USD ($)	12 Months Ended
	Dec. 31, 2022	May 18, 2022
Debt instrument, face amount		$ 500,000
Common Stock [Member]
Debt conversion, converted instrument, shares issued	28,535,429
Debt instrument, convertible, conversion price	$ 0.175
Secured Convertible Debentures [Member]
Debt instrument, face amount	$ 4,993,700
Secured Convertible Debentures [Member] | Bristol Investment Fund Ltd [Member]
Debt instrument, face amount	2,496,850
Barlock Convertible Debentures [Member] | Barlock 2019 Fund LP [Member]
Debt instrument, face amount	$ 2,496,850